Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit for the period	[1]	$ 600			$ 600			$ 22	$ 622	[2]
Other comprehensive income (loss)	[1]	(200)				$ (200)		(1)	(201)
Total comprehensive income (loss) from continuing operations	[1]	400			600	(200)		21	421	[2]
Total comprehensive loss from discontinued US operations	[1]	(110)			(88)		$ (22)		(110)	[2]
Total comprehensive (loss) income for the period	[1]	290			512	(200)	(22)	21	311	[2]
Dividends	[1]	(674)			(674)			(16)	(690)
Reserve movements in respect of share-based payments	[1]	29			29				29
Effect of transactions relating to non-controlling interests	[1]	32			32				32
Share capital and share premium
New share capital subscribed	[1]	10		$ 10					10
Treasury shares
Movement in own shares in respect of share-based payment plans	[1]	(54)			(54)				(54)
Net increase (decrease) in equity	[1]	(367)		10	(155)	(200)	(22)	5	(362)
Balance at beginning of period at Dec. 31, 2019	[1]	19,477	$ 172	2,625	13,575	893	2,212	192	19,669
Balance at end of period at Jun. 30, 2020	[1]	19,110	172	2,635	13,420	693	2,190	197	19,307
Share capital and share premium
New share capital subscribed			1	12
Balance at beginning of period at Dec. 31, 2019	[1]	19,477	172	2,625	13,575	893	2,212	192	19,669
Balance at end of period at Dec. 31, 2020		20,878	173	2,637	14,424	1,132	2,512	1,241	22,119
Reserves
Profit for the period		1,063			1,063			7	1,070
Other comprehensive income (loss)		(158)				(158)		(5)	(163)
Total comprehensive income (loss) from continuing operations		905			1,063	(158)		2	907
Total comprehensive loss from discontinued US operations		(5,844)			(5,073)		(771)	(730)	(6,574)
Total comprehensive (loss) income for the period		(4,939)			(4,010)	(158)	(771)	(728)	(5,667)
Dividends		(283)			(283)			(3)	(286)
Reserve movements in respect of share-based payments		77			77				77
Effect of transactions relating to non-controlling interests		(10)			(10)				(10)
Share capital and share premium
New share capital subscribed		8		8					8
Treasury shares
Movement in own shares in respect of share-based payment plans		(18)			(18)				(18)
Net increase (decrease) in equity		(5,165)		8	(4,244)	(158)	(771)	(731)	(5,896)
Balance at end of period at Jun. 30, 2021		$ 15,713	$ 173	$ 2,645	$ 10,180	$ 974	$ 1,741	$ 510	$ 16,223

[1]	The half year 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[2]	The 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).